Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment (Tables)
Schedule of property, plant and equipment
					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2023	$215,412	$12,469	$120,577	$12,093	$236	$360,787
Asset additions	11,517	-	8,420	238	1	20,176
Asset disposals	-	-	(769)	(646)	-	(1,415)
Change in decommissioning provision	(110)	-	-	-	-	(110)
Balance at December 31, 2023	226,819	12,469	128,228	11,685	237	379,438
Asset additions	14,226	-	4,794	789	-	19,809
Change in decommissioning provision	(1,420)	-	-	-	-	(1,420)
Balance at December 31, 2024	$239,625	$12,469	$133,022	$12,474	$237	$397,827

Accumulated depreciation
and depletion
Balance at January 1, 2023	$(114,548)	$-	$(77,733)	$(7,038)	$(169)	$(199,488)
Depreciation/depletion for the year	(11,926)	-	(7,707)	(1,185)	(31)	(20,849)
Impairment for the year	(6,000)	-	-	-	-	(6,000)
Balance at December 31, 2023	(132,474)	-	(85,440)	(8,223)	(200)	(226,337)
Depreciation/depletion for the year	(14,172)	-	(8,615)	(1,278)	(26)	(24,091)
Balance at December 31, 2024	$(146,646)	$-	$(94,055)	$(9,501)	$(226)	$(250,428)

Carrying value
at December 31, 2023	$94,345	$12,469	$42,788	$3,462	$37	$153,101
at December 31, 2024	$92,979	$12,469	$38,967	$2,973	$11	$147,399